Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 30	€ 30
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	6,190	7,720
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,450	1,710
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,640	4,830
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	40	30
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	5,830	6,250
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,710	2,070
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,840	4,820
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	40	30
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	7,210	7,720
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,760	2,950
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,880	4,830
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	30	20
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,870	4,670
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,450	1,700
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 4,640	€ 4,810